Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	6,995,752	7,116,206
Common stock, shares outstanding (in shares)	6,995,752	7,116,206